Organization (Details Textual)		1 Months Ended	12 Months Ended
	Dec. 01, 2016 shares	Dec. 23, 2014	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares shares	Feb. 05, 2010
Organization (Textual)
Percentage of ownership by company				51.00%	51.00%
Common stock, shares authorized				100,000,000	100,000,000	100,000,000
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001
Reverse stock split, description			As a result of which each 21.96 shares of Consumer Capital Group's common stock then issued and outstanding was converted into one share of Mondas Minerals' common stock.
Business acquisition issued and outstanding shares			5,000,000
Advance notice period of loans			30 days
Description of share exchange agreement		The Company and Shanghai Zhonghui entered into a Share Exchange Agreement (the “Agreement”), pursuant to which the Company agreed to acquire 51% of the capital stock of Shanghai Zhonghui (the “Acquisition”). Pursuant to the terms of the Agreement, the Company agreed to issue 5,000,000 shares of the Company’s common stock, to certain individuals affiliated with Shanghai Zhonghui (the “Affiliates”), valued at $1.00 per share for a total of $5,000,000 or approximately 31,000,000 RMB, to exchange 51% of the capital stock of Shanghai Zhonghui.
CNY [Member]
Organization (Textual)
Interest-free loan | ¥					¥ 1,000,000
Recourse right transferred | ¥			¥ 1,000,000
Consumer Capital Group Inc. [Member]
Organization (Textual)
Common stock, shares issued				390,444,109	390,444,109
Common stock, shares outstanding				390,444,109	390,444,109
Chief Executive Officer [Member]
Organization (Textual)
Percentage of ownership by company				60.00%	60.00%
Business acquisition issued and outstanding shares			2,500,000
Cash payable | $				$ 335,000
Cancellation shares of common stock			1,388,889
Percentage of pre-merger holdings			92.60%
America Arki Network Service Beijing Co Ltd [Member]
Organization (Textual)
Business acquisition issued and outstanding shares	4,680,000
Additional shares of common stock	320,000
Supplementary agreement date	Mar. 28, 2017
Percentage of sell acquisition shares	2.00%
America Arki Network Service Beijing Co Ltd [Member] | Share Exchange Agreement [Member]
Organization (Textual)
Percentage of ownership by company	100.00%			100.00%	100.00%
Merger, Mondas Minerals [Member]
Organization (Textual)
Business acquisition issued and outstanding shares			17,777,778
America Pine Group Inc. [Member]
Organization (Textual)
Percentage of ownership by company							100.00%
Arki Beijing Ecommerce Technology Corp. ("Arki Beijing") [Member] | Stock Right Transfer Agreement [Member]
Organization (Textual)
Percentage of ownership by company							100.00%
America Pine (Beijing) Bio-Tech [Member] | Stock Right Transfer Agreement [Member]
Organization (Textual)
Percentage of ownership by company							100.00%